2. BASIS OF PREPARATION: Basis and Principle of Consolidation: Schedule of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Subsidiaries

	Country of Incorporation	Economic interests
PacePlus, Inc.	United States of America	100%
SystemView, Inc.	United States of America	100%
ZigVoice, Inc.	United States of America	100%
ZenaTech, Inc.	Canada	100%
TillerStack, GmbH.	Germany	100%
PsPortals, Inc.	United States of America	100%
Interactive Systems, Inc.	United States of America	100%
interlinkONE, Inc.	United States of America	100%
ZooOffice, Inc.	United States of America	100%